Non Current Liabilities - US Warrant Liability - Additional Information (Detail)			1 Months Ended				12 Months Ended
	Dec. 31, 2020 $ / shares shares	May 11, 2015 AUD ($)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 AUD ($) shares	Jul. 31, 2017 $ / shares shares	Jul. 31, 2017 AUD ($) shares	Jun. 30, 2022	Jun. 30, 2021 $ / shares shares	Aug. 04, 2020 $ / shares	Nov. 30, 2019 $ / shares	Nov. 05, 2019
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of American Depositary Shares and warrants | $		$ 13,750,828		$ 7,328,509		$ 6,561,765
Exercise price of warrants | $ / shares								$ 2.49
Warrants, expiration period							Jan. 05, 2023
Share consolidation ratio										1
Ratio of shares to american depository receipts											100
Exercise price | $ / shares									$ 0.235
Warrants exercised								3,427,211
Warrants remain unexercised at the reporting date								206,507
American Depository Shares [member]
Disclosure of detailed information about borrowings [line items]
Exercise price | $ / shares										$ 2.49
American Depository Shares [member] | Ratio Two [Member]
Disclosure of detailed information about borrowings [line items]
Ratio of shares to american depository receipts											10
American Depository Shares [member] | Concurrent Private Placement [member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued			2,080,000	2,080,000	1,973,451	1,973,451
Exercise price of warrants | $ / shares	$ 2.49		$ 2.5		$ 2.5			$ 2.49
Warrants, expiration period				Feb. 12, 2022		Jan. 05, 2023
Warrants exercised	2,080,000							1,347,211
American Depository Shares [member] | Concurrent Private Placement [member] | Twelve February Two Thousand Twenty Two [Member]
Disclosure of detailed information about borrowings [line items]
Warrants remain unexercised at the reporting date								0
American Depository Shares [member] | Concurrent Private Placement [member] | Five January Two Thousand Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Warrants remain unexercised at the reporting date								206,507